Debt (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) Years	Jan. 30, 2015 USD ($)
Lowest interest rate on mortgage notes	5.60%
Highest interest rate on mortgage notes	7.90%
Principal payments 2016	$ 4,180
Principal payments 2017	4,454
Principal payments 2018	4,674
Principal payments 2019	3,885
Principal payments 2020	3,725
Principal payments 2021 and subsequent years	19,273
Carrying value of collateral on mortgage notes payable	55,233
Capitalized interest	1,041	$ 1,763	$ 1,863
Mortgage prepayment	$ 1,314
Interest rates of prepaid mortgages	8.55% and 7.95%
Prepayment penalty	$ 116
Deferred loan costs on early prepayment	$ 15
First Tennessee bank Term Loan
Credit Agreement term years	10
Term loan facility	$ 20,000
Wells Fargo Bank, N.A.
Credit Agreement term years	5
Revolving Credit Agreement	$ 20,000			$ 55,000
Sublimit for standby letters of credit	$ 10,000
Revolver interest over LIBOR	1.4%
Commitment fee	0.15%
Letters of credit issued	$ 2,576
Borrowed under the revolver	8,494			$ 10,483
Available for borrowing	8,930
Tangible net worth covenant	110,000
Available to pay dividends or repurchase stock	$ 71,000
First Tennessee Bank
Credit Agreement term years	5
Revolving Credit Agreement	$ 20,000
Mortgage backed financing	$ 40,000
Revolver interest over LIBOR	1.9%
Commitment fee	0.10%
Revolver conversion to term loan	24 month window
Available for borrowing	$ 20,000
7001 Dorsey Rd
Mortgage prepayment			$ 7,281
Rate of prepaid mortgage			6.12%
Early prepayment provision in years | Years			7.5
Prepayment penalty			$ 382
Deferred loan costs on early prepayment			175
Oregon Center
Mortgage prepayment			$ 279
Rate of prepaid mortgage			7.97%
Prepayment penalty			$ 7